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BNY Mellon Intermediate Municipal Bond Fund, Inc.
BNY MELLON INTERMEDIATE MUNICIPAL BOND FUND, INC.
BNY MELLON INTERMEDIATE MUNICIPAL BOND FUND, INC. Supplement to Current Summary Prospectus and Prospectus

Effective on or about January 1, 2024, the following information supersedes and replaces any contrary information contained in the sections "Fees and Expenses" in the fund's summary prospectus and "Fund Summary - Fees and Expenses" in the fund's prospectus:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	BNY Mellon Intermediate Municipal Bond Fund, Inc. BNY Mellon Intermediate Municipal Bond Fund, Inc.
Management fees	0.45%
Shareholder services fees	0.06%
Miscellaneous other expenses	0.10%
Total other expenses	0.16%
Total annual fund operating expenses	0.61%

Example
Expense Example	1 Year	3 Years	5 Years	10 Years
BNY Mellon Intermediate Municipal Bond Fund, Inc. | BNY Mellon Intermediate Municipal Bond Fund, Inc. | USD ($)	62	195	340	762

Expense Example No Redemption	1 Year	3 Years	5 Years	10 Years
BNY Mellon Intermediate Municipal Bond Fund, Inc. | BNY Mellon Intermediate Municipal Bond Fund, Inc. | USD ($)	62	195	340	762